Leases - Summary Of Supplemental Cash Flow Information Operating Lease (Detail) $ in Thousands	12 Months Ended
Mar. 28, 2020 USD ($)
Leases [Abstract]
Cash outflows from operating activities attributable to operating leases	$ 10,245
Right-of-use assets obtained in exchange for operating lease liabilities	$ 3,509